CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603



                                 April 24, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

   Re:               First Trust Variable Insurance Trust
                   (Registration Nos. 333-178767, 811-22652)
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Ladies and Gentlemen:

      On behalf of First Trust Variable Insurance Trust (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 8 and under the Investment Company Act of 1940, as amended, Amendment No. 12 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Multi Income Allocation Portfolio, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(b) of the 1933 Act and will become effective immediately.

      We believe that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the 1933 Act.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                    Very truly yours,

                                    CHAPMAN AND CUTLER LLP


                                    By: /s/ Morrison C. Warren
                                        ----------------------------------------
                                            Morrison C. Warren

Enclosures